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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: March 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1.	Semi-Annual Report to Shareholders.
KEYCO BOND FUND, INC.
27777 Franklin Road — Suite 1630
Southfield, Michigan 48034
(248) 353-0790
May 21, 2010
To Our Shareholders:
We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2010. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information and the Fund’s Privacy Policy.
In November 2009, the Board of Directors declared quarterly dividends totaling $.85 per share for the year ending September 30, 2010. This amount is subject to revision in September 2010 based upon actual net investment income for the year. Regular dividends of $.26 and capital gain dividends of $.0076 per share have been paid during the six months ended March 31, 2010. Dividends are paid quarterly on the first business day of February, May, August and November.
The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 15, 2009. At the meeting, Mark E. Schlussel, David K. Page, Thomas E. Purther, Ellen T. Horing and Michael Pullman were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.
If you have any questions concerning the Fund or the enclosed information, please call me.
On behalf of the Board of Directors,
/s/ Joel D. Tauber
Joel D. Tauber
President
Enclosures

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2010
The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.
Net Investment Income
The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.
Net investment income for the six-month period was $531,872 or $.42 per share compared with $549,190 or $.43 per share last year. This $17,318 decrease was the net result of a decrease of $6,696 in interest income and an increase of $10,622 in expenses. The increase in expenses is composed of a $1,622 increase in recurring expenses and the one-time effect of a recovery of $9,000 of estimated Michigan Business Tax reported in the prior year.
As of March 31, 2010, the weighted average annual yield on the Fund’s portfolio was 5.02% based on cost and 4.92% based on market value.
Valuation of Bonds and Net Asset Value
Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.
The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases.. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.
During the reporting period, interest rates for short-term, intermediate-term and long-term bonds all increased.

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2010

Valuation of Bonds and Net Asset Value (continued)
The net asset value of the Fund was $25,823,350 or $20.38 per share at March 31, 2010, a decrease of $328,213 or $.25 per share from September 30, 2009. This change was the result of undistributed income of $202,385, unrealized undistributed gains of $11,543 offset by unrealized depreciation of investments of $542,141.
The weighted average maturity was 11.9 years, the same as the prior year end weighted average maturity.
Asset Allocation
The bond portfolio is allocated by state/territory as follows:
Other
During the period, nine bonds were sold or called for total proceeds of $1,030,437. Cash from these dispositions was reinvested in bonds maturing in 19 to 20 years. Portfolio turnover was 3.9%.

KEYCO BOND FUND, INC.
Additional Information
March 31, 2010
Obtaining Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.
Information on Proxy Voting Policies, Procedures and Records
The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
March 31, 2010 (unaudited)

Assets
Investments in securities, at fair value (cost $24,755,226)	$25,303,438
Cash	93,989
Accrued interest receivable	429,629
Other assets	701

Total assets	25,827,757

Liabilities
Accounts payable	4,407

Total liabilities	4,407

Net Assets	$25,823,350

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	414,017
Accumulated undistributed net realized gain from security transactions	11,543
Net unrealized appreciation of investments, March 31, 2010	548,212

$25,823,350

Net Asset Value per share ($25,823,350 / 1,267,258 shares outstanding)	$20.38

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
For the Six Months Ended March 31, 2010 (unaudited)

Interest income		$596,379

Expenses
Legal and accounting	$49,083
Custodial fee	8,725
Directors’ fees	3,000
Miscellaneous expense	3,699

Total expenses		64,507

Net investment income		531,872

Realized gain on investments
Proceeds from sales and calls	1,030,469
Cost of securities sold or called	1,009,254

Realized gain on investments		21,215

Unrealized appreciation of investments
Investments held, March 31, 2010
At cost	24,755,226
At fair value	25,303,438

Unrealized appreciation, March 31, 2010	548,212
Less: Unrealized appreciation, September 30, 2009	1,090,353

Unrealized depreciation of investments		(542,141)

Net loss on investments		(520,926)

Increase in net assets resulting from operations		$10,946

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
For the Six Months Ended March 31, (unaudited)

	2010	2009
Net assets, beginning of year	$26,151,563	$24,613,973

Changes in net assets from operations
Net investment income	531,872	549,190
Net realized gain on investments	21,215	13,594
Changes in unrealized appreciation (depreciation) of investments	(542,141)	574,192

Net increase in net assets resulting from operations	10,946	1,136,976

Changes in net assets from capital transactions
Dividends declared from net investment income	(329,487)	(392,850)
Dividends declared from net capital gains	(9,672)	(1,044)

Total distributions	(339,159)	(393,894)

Net increase (decrease) in net assets	(328,213)	743,082

Net assets, end of period (including undistributed net investment income of $414,017 and $368,774 at March 31, 2010 and 2009)	$25,823,350	$25,357,055

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Financial Highlights (unaudited)
Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. The annual information has been derived from information provided in the financial statements for the years ended September 30.

	Six Months
	Ended
	03/31/10		Years Ended September 30
	(unaudited)		2009	2008	2007	2006
Per share operating performance

Net asset value, beginning of period	$20.63		$19.42	$20.36	$20.67	$21.00

Net investment income	0.42		0.92	0.96	0.92	0.97
Net realized and unrealized gain (loss) on investments	(0.40)		1.30	(0.89)	(0.27)	(0.31)

Total from investment operations	0.02		2.22	0.07	0.65	0.66

Less distributions from
Net investment income	(0.26)		(0.92)	(0.95)	(0.92)	(0.97)
Net realized gain on investments	(0.01)		(0.09)	(0.06)	(0.04)	(0.02)

Total distributions	(0.27)		(1.01)	(1.01)	(0.96)	(0.99)

Net asset value, end of period	$20.38		$20.63	$19.42	$20.36	$20.67

Total return per share net asset value (a)	0.1%		11.4%	0.3%	3.1%	3.1%

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,823		$26,152	$24,614	$25,805	$26,194
Ratio of net investment income to average net assets	4.1	%(b)	4.6%	4.7%	4.5%	4.7%
Ratio of expenses to average net assets	0.5	%(b)	0.3%	0.4%	0.4%	0.4%
Portfolio turnover rate	3.9	%(c)	15.4%	12.4%	11.2%	4.7%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

(b)	Annualized

(c)	Not annualized
The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 2010 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Michigan (33.1% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$441,093	$445,655
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	601,811	623,731
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	398,463	419,315
Detroit, Michigan, City School District, 5%, May 2022	500,000	517,300	553,255
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	250,000	263,875
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	363,702	353,199
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	359,525	366,296
Ferndale, Michigan, School District, 5%, May 2022	450,000	474,485	462,155
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	432,496	422,312
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	145,000	140,959	145,105
Livonia, Michigan, Public Schools, 5.75%, May 2018	10,000	10,400	10,038
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	349,814
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,389	567,175
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	458,161	434,998
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	415,496	421,420
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	79,354	85,388
Utica, Michigan, Community Schools, 5%, May 2020	400,000	423,232	424,928
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	534,250	535,935
Wayland, Michigan, Union School District, 5%, May 2026	650,000	678,178	669,552
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	127,302	137,384
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	448,105	457,499
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	235,348	229,552

	8,025,000	8,291,682	8,378,581

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2010 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (66.9% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029	$375,000	$367,661	$363,086
California State Various Purposes, 5%, June 2024	475,000	483,716	475,252
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	214,120	212,710
District of Columbia, Series A, 4.75%, June 2031	430,000	427,089	433,870
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	441,516	414,940
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	500,000	526,940
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	630,000	608,524	729,729
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	557,470
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027	470,000	470,000	491,808
Illinois State, 4.85%, October 2024	425,000	435,625	431,052
Southern Illinois University Revenue, 5%, April 2026	750,000	798,225	759,278
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	538,430
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	475,709
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029	500,000	500,000	494,910
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	531,910	534,245
Clark County, Nevada, 5%, November 2024	300,000	324,111	317,352
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	485,000	449,372	574,104
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	361,494	361,816
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022	325,000	347,051	344,796
New York, New York, TCRS, Series M, 5%, April 2025	315,000	323,026	330,416
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	512,670
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	568,590
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	523,050	519,465

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2010 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Toledo, Ohio, City School District, 5%, December 2025	$250,000	$258,100	$258,405
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	145,000	144,066	148,580
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	500,000	544,085	536,100
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	617,038	586,379
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	454,144	440,390
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	560,232	651,959
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,931	464,310
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	483,906	493,935
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	527,364	509,020
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	763,366	759,178
Utah State Building authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	419,672
Washington State, Series C, 5%, January 2032	365,000	375,191	380,213
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	308,078

	16,120,000	16,463,544	16,924,857

Total investments	$24,145,000	$24,755,226	$25,303,438

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements (unaudited)
1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund’s custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The inputs or methodologies used for valuing are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of March 31, 2010, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1: Quoted prices	$—
Level 2: Other significant observable inputs	25,303,438
Level 3: Significant unobservable inputs	—

Total	$25,303,438

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
1.	Significant Accounting Policies — Continued

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income		$414,017
Undistributed long-term capital gain		11,543
Gross unrealized appreciation	$806,357
Gross unrealized depreciation	258,145

Net unrealized appreciation		548,212

		$973,772

The tax character of distributions paid was as follows:

	March 31,	March 31,
	2010	2009
Tax-exempt income	$329,487	$392,850
Long-term capital gains	9,672	1,044

	$339,159	$393,894

Michigan Business Tax
It has been determined that the Fund has no liability for the Michigan Business Tax which became effective January 1, 2008.
The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
Other
The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
2.	Purchases and Dispositions of Securities
The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $985,726 and $1,030,437, respectively for the six months ended March 31, 2010.
3.	Portfolio Manager
The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.
4.	Related Party Transactions
Legal and accounting expenses incurred include $19,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.
5.	Subsequent Events
The Fund’s management has determined that no material events or transactions have occurred subsequent to March 31, 2010 and through May 21, 2010, the date of issuance of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

Item 2.	Code of Ethics.
     Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.
     Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.
     Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrant.
     Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.	Schedule of Investments
     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to this semi-annual filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10.	Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11.	Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
     (a)(3) Not applicable.
     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: May 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: May 21, 2010

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.